Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
PFI Prospectus [Member]
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated June 23, 2020
to the Statutory Prospectus dated March 1, 2020
(as previously supplemented)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | LargeCap Growth Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR LARGECAP GROWTH FUND I
Strategy [Heading]	rr_StrategyHeading	Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 1000® Growth Index. The Fund's remaining assets are managed by the sub-advisors.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

PFI Prospectus [Member] | LargeCap Value Fund III [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR LARGECAP VALUE FUND III
Strategy [Heading]	rr_StrategyHeading	Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 1000® Value Index. The Fund's remaining assets are managed by the sub-advisors.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

PFI Prospectus [Member] | MidCap Growth Fund III [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR MIDCAP GROWTH FUND III
Strategy [Heading]	rr_StrategyHeading	Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell Midcap® Growth Index. The Fund's remaining assets are managed by the sub-advisors.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

PFI Prospectus [Member] | MidCap Value Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR MIDCAP VALUE FUND I
Strategy [Heading]	rr_StrategyHeading	Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell Midcap® Value Index. The Fund's remaining assets are managed by the sub-advisors.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

PFI Prospectus [Member] | Overseas Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR OVERSEAS FUND
Strategy [Heading]	rr_StrategyHeading	Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the MSCI EAFE Value Index. The Fund's remaining assets are managed by the sub-advisors.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

PFI Prospectus [Member] | SmallCap Growth Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR SMALLCAP GROWTH FUND I
Strategy [Heading]	rr_StrategyHeading	Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 2000® Growth Index. The Fund's remaining assets are managed by the sub-advisors.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

PFI Prospectus [Member] | SmallCap Value Fund II [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR SMALLCAP VALUE FUND II
Strategy [Heading]	rr_StrategyHeading	Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 2000® Value Index. The Fund's remaining assets are managed by the sub-advisors.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.